Goodwill and Intangible Assets - Expected Future Amortization Expense Related to Intangible Assets (Details) - USD ($) $ in Thousands	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Goodwill and Intangible Assets Disclosure [Abstract]
2024 (remainder)	$ 1,334
2024 and 2025	1,555	$ 1,891
2025 and 2026	1,555	1,555
2026 and 2027	779	1,555
2027		779
Total intangible assets	$ 5,223	$ 5,780	$ 8,026